Share Capital and Share Premium (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		10 Months Ended
	Feb. 08, 2017	Jun. 30, 2018	Jun. 30, 2017	Oct. 19, 2017	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Share premium		$ 140,199			$ 139,571
Proceeds from issuance of share capital		$ 600	$ 5,011
February 2017 Private Placement
Disclosure of classes of share capital [line items]
Number of warrants exercised		375,000
Proceeds from warrant exercises		$ 600
Maximum proportion of owneship interest by a warrant holder after warrants exercises	4.99%
Number of outstanding warrants		30,523,209
Number of shares called by warrants		30,523,209
February 2017 Private Placement | Maximum
Disclosure of classes of share capital [line items]
Maximum proportion of owneship interest by a warrant holder after warrants exercises	9.99%
October 2017 Private Placement
Disclosure of classes of share capital [line items]
Maximum proportion of owneship interest by a warrant holder after warrants exercises				4.99%
Number of outstanding warrants		12,500,000
Number of shares called by warrants		12,500,000		12,500,000
October 2017 Private Placement | Maximum
Disclosure of classes of share capital [line items]
Maximum proportion of owneship interest by a warrant holder after warrants exercises				9.99%